Loans - Schedule of Borrowings (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 EUR (€)
Loans
Current loans						€ 20,646,533			€ 28,648,651
Total non‑current loans						€ 1,639,813			€ 2,797,277
Proceeds from borrowings	€ 53,577,777	€ 59,368,855	€ 57,975,438
Shareholder
Loans
Proceeds from borrowings	€ 2,000,000
Deutsche Bank
Loans
Interest rate							1.95%	1.95%	1.95%
CZBANK
Loans
Interest rate				3.50%	3.50%	3.50%
CCB Bank
Loans
Interest rate				1.16%	1.16%	1.16%	2.87%	2.87%	2.87%
Shiga Bank
Loans
Interest rate				0.98%	0.98%	0.98%	1.67%	1.67%	1.67%
Shiga Bank
Loans
Interest rate				1.28%	1.28%	1.28%
Minimum | Bayern LB
Loans
Interest rate							1.86%	1.86%	1.86%
Minimum | Deutsche Bank
Loans
Interest rate				2.55%	2.55%	2.55%
Minimum | SPD bank
Loans
Interest rate				3.07%	3.07%	3.07%
Minimum | CZBANK
Loans
Interest rate							4.80%	4.80%	4.80%
Minimum | CITIC BANK
Loans
Interest rate				2.16%	2.16%	2.16%	3.78%	3.78%	3.78%
Minimum | ICBC Bank
Loans
Interest rate				2.25%	2.25%	2.25%	3.92%	3.92%	3.92%
Maximum | Bayern LB
Loans
Interest rate							4.00%	4.00%	4.00%
Maximum | Deutsche Bank
Loans
Interest rate				2.60%	2.60%	2.60%
Maximum | SPD bank
Loans
Interest rate				3.15%	3.15%	3.15%
Maximum | CZBANK
Loans
Interest rate							5.00%	5.00%	5.00%
Maximum | CITIC BANK
Loans
Interest rate				2.24%	2.24%	2.24%	3.99%	3.99%	3.99%
Maximum | ICBC Bank
Loans
Interest rate				2.32%	2.32%	2.32%	4.15%	4.15%	4.15%
EUR
Loans
Current loans						€ 20,646,533
Total non‑current loans						1,639,813
EUR | Bank overdrafts
Loans
Current loans						264			€ 26,420
EUR | Shareholder
Loans
Current loans									2,000,000
EUR | Bayern LB
Loans
Current loans									7,100,000
EUR | Deutsche Bank
Loans
Current loans						2,400,000			2,500,000
USD | SPD bank
Loans
Current loans				$ 6,260,000		5,091,415
USD | CZBANK
Loans
Current loans				1,950,940		1,586,748	$ 3,035,712		2,707,977
USD | CITIC BANK
Loans
Current loans				6,001,493		4,881,165	9,406,690		8,390,859
USD | ICBC Bank
Loans
Current loans				4,922,324		4,003,449	4,631,324		4,131,327
USD | CCB Bank
Loans
Current loans				$ 2,000,000		1,626,650	$ 780,000		695,791
JPY | Shiga Bank
Loans
Current loans					¥ 100,080,000	791,209		¥ 133,680,000	1,096,277
Total non‑current loans					191,420,000	1,513,321		¥ 341,100,000	€ 2,797,277
JPY | Shiga Bank
Loans
Current loans					33,600,000	265,634
Total non‑current loans					¥ 16,000,000	€ 126,492